Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations

The following table sets forth the Group’s contractual obligations as of December 31, 2024:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
Long-term bank borrowings (i)	6,970	955	3,164	3,806	-	-
Short-term bank borrowing	15,522	2,127	15,522	-	-	-
Operating lease liabilities (ii)	7,099	973	2,262	3,274	1,244	319
Payable to Anhui Juhu (iii)	200	27	200	-	-	-
Loans from third parties	4,787	656	4,787	-	-	-
Total	34,578	4,738	25,935	7,080	1,244	319

(i)	The Group’s commitment for long-term bank borrowings and short-term bank borrowings as of December 31, 2024 is discussed in Note 13 BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of December 31, 2024 is discussed in Note 15 LEASES.

(iii)	The Group’s commitment for payable to Anhui Juhu under the other current liabilities as of December 31, 2024 is discussed in Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES.